PGIM Jennison Focused Value Fund Expense Example - PGIM Jennison Focused Value Fund	Sep. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 656
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,123
Expense Example, with Redemption, 10 Years	1,816
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	327
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	1,200
Expense Example, with Redemption, 10 Years	2,287
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	996
Expense Example, with Redemption, 5 Years	1,852
Expense Example, with Redemption, 10 Years	4,068
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,007
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 996